UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22466

Agility Multi-Asset Income Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 W. Galena Street

Milwaukee, WI 53212

(414) 299-2217

(Name and address of agent for service)

Registrant's telephone number, including area code: 414.299.2217

Date of fiscal year end: September 30

Date of reporting period: July 1, 2018 - June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD

For Agility Multi-Asset Income Fund

GAI Agility Income Fund

Proxy Vote Log - 2019

Issuer of Portfolio Security	Exchange Ticker / Symbol	CUSIP #	Shareholder Meeting Date	GAI Agility N-PX Period End Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For, Against, or Abstain from Proposal/ Regarding Election of Directors/Other Matters	Whether Vote Was With or Against Management
RPM International Inc.	RPM	749685103	10/4/2018	6/30/2019	Annual Meeting	Issuer	Yes	For; None	With
Pinnacle Foods, Inc.	PFF	72348P104	10/23/2018	6/30/2019	Annual Meeting	Issuer	Yes	For	With
CARDINAL HEALTH, INC.	CAH	14149Y108	11/7/2018	6/30/2019	Annual Meeting	Issuer	Yes	For; Against	With
Sysco Corporation	SYY	871829107	11/16/2018	6/30/2019	Annual Meeting	Issuer	Yes	For; Against	With
Medtronic PLC	MDT	G5960L103	12/7/2018	6/30/2019	Annual Meeting	Issuer	Yes	For	With
Cisco Systems, Inc.	CSCO	17275R102	12/12/2018	6/30/2019	Annual Meeting	Issuer	Yes	For; Against	With
New Jersey Resources Corporation	NJR	646025106	1/23/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
Whirlpool Corporation	WHR	963320106	4/16/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
Carnival Corporation	CCL	143658300	4/16/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
Genuine Parts Company	GPC	372460105	4/22/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
Public Services Enterprise Group, Inc	PEG	744573106	4/16/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
Johnson & Johnson	JNJ	478160104	4/25/2019	6/30/2019	Annual Meeting	Issuer	Yes	For; Against	With
Sonoco Products Company	SON	835495102	4/17/2019	6/30/2019	Annual Meeting	Issuer	Yes	For; Against	With
United Parcel Service	UPS	911312106	5/9/2019	6/30/2019	Annual Meeting	Issuer	Yes	For; Against	With
Valero Energy Corporation	VLO	91913Y100	4/30/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
Garrison Capital Inc	GARS	366554103	5/1/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
Abbvie Inc.	ABBV	00287Y109	5/3/2019	6/30/2019	Annual Meeting	Issuer	Yes	For; Against	With
Eastman Chemical Company	EMN	277432100	5/2/2019	6/30/2019	Annual Meeting	Issuer	Yes	For; Against	With
Southern Copper Corporation	SCCO	84265V105	4/25/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
Dominion Energy, Inc	D	25746U109	5/7/2019	6/30/2019	Annual Meeting	Issuer	Yes	For; Against	With
Hubbell Incorporated	HUBB	443510607	5/7/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
Packaging Corporation of America	PKG	695156109	5/7/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
Gilead Sciences, Inc.	GILD	375558103	5/8/2019	6/30/2019	Annual Meeting	Issuer	Yes	For; Against	With
Phillips 66	PSX	718546104	5/8/2019	6/30/2019	Annual Meeting	Issuer	Yes	For; 1 Year; None	With
DTE Energy Company	DTE	233331107	5/9/2019	6/30/2019	Annual Meeting	Issuer	Yes	For; Against	With
Penske Automotive Group, Inc.	PAG	70959W103	5/9/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
Occidental Petroleum Corporation	OXY	674599105	5/10/2019	6/30/2019	Annual Meeting	Issuer	Yes	For; Against	With
Cummins Inc.	CMI	231021106	5/14/2019	6/30/2019	Annual Meeting	Issuer	Yes	For; Against	With
Alliant Energy Corporation	LNT	18802108	5/16/2019	6/30/2019	Annual Meeting	Issuer	Yes	For; Against	With
Amgen Inc.	AMGN	31162100	5/21/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
Bunge Limited	BG	G16962105	5/23/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
The Hershey Company	HSY	427866108	5/21/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
Coca- Cola European Partners	CCEP	G25839104	5/29/2019	6/30/2019	Annual Meeting	Issuer	Yes	For; None	With
General Motors Company	GM	37045V100	6/4/2019	6/30/2019	Annual Meeting	Issuer	Yes	For; Against	With
KAR Auction Services Inc.	KAR	48238T109	6/4/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
Garmin Ltd.	GRMN	H2906T109	6/7/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With
International Game Technology PLC	IGT	G4863A108	5/17/2019	6/30/2019	Annual Meeting	Issuer	Yes	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Agility Multi-Asset Income Fund

By (Signature and Title)	/s/ Kent Muckel
Kent Muckel, President

Date	August 21, 2019